PROVISIONS - Changes in Provision (Details) - Environmental rehabilitation provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance, beginning of period	$ 55,971	$ 4,753
Change in estimates	8,927	10,266
Disposition of Stawell	(5,482)	0
Assumed with business combinations (note 7)	0	41,300
Site closure and reclamation costs paid	(10,212)	(403)
Unwinding of discount on rehabilitation provision	1,003	377
Foreign currency translation	4,222	(322)
Balance, end of the period	54,429	55,971
Current portion	13,946	16,397
Long term balance	$ 40,483	$ 39,574